Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 61,239.5	$ 982.8	₨ 65,308.4
Gross Unrealized Gains	53.5	0.9	15.9
Gross Unrealized Losses	0.2	0.0	246.4
Fair Value	61,292.8	$ 983.7	65,077.9
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	61,239.5		65,283.2
Gross Unrealized Gains	53.5		15.2
Gross Unrealized Losses	0.2		246.3
Fair Value	61,292.8		65,052.1
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	60,239.5		56,409.0
Gross Unrealized Gains	53.5		3.5
Gross Unrealized Losses	0.2		191.1
Fair Value	60,292.8		56,221.4
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	1,000.0		8,874.2
Gross Unrealized Gains	0.0		11.7
Gross Unrealized Losses	0.0		55.2
Fair Value	1,000.0		8,830.7
Equity securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	0.0		25.2
Gross Unrealized Gains	0.0		0.7
Gross Unrealized Losses	0.0		0.1
Fair Value	₨ 0.0		₨ 25.8